INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2015
INCOME TAXES
Schedule of income tax expense
	June 30, 2015	June 30, 2014
Current federal expense	$619	$2,023
Current state expense	148	389
Deferred federal expense (benefit)	1,551	(305)
Deferred state expense (benefit)	372	(57)
Total	$2,690	$2,050

Schedule of temporary differences between tax and financial reporting that result in net deferred tax assets (liabilities)
	June 30, 2015	June 30, 2014
Deferred tax assets:
Deferred compensation	$281	$295
Fair value adjustments from acquisition	3,047	—
Acquired net operating loss (“NOL”)	139	—
Allowance for loan losses	382	325
Equity compensation plans	327	203
Securities available-for-sale	15	93
Real estate owned	—	55
Other	96	147
Total deferred tax assets	4,287	1,118
Deferred tax liabilities:
FHLB stock dividends	(82)	(82)
Deferred loan fees, net	(234)	(251)
Prepaid expenses	(126)	(68)
Real estate owned	(16)	—
Basis difference in premises and equipment	(63)	(67)
Total deferred tax liabilities	(521)	(468)
Net deferred tax asset	$3,766	$650

Schedule of reconciliation of the amount computed by applying the federal statutory rate to pretax income with income tax expense (benefit)

	June 30, 2015		June 30, 2014
	Amount	%	Amount	%
Tax at statutory federal income tax rate	$2,449	34.00%	$1,937	34.00%
Increase (decrease) resulting from:
State income tax expense	293	4.07	219	3.84
Life insurance benefits	(97)	(1.35)	(105)	(1.84)
Tax exempt interest income	(56)	(0.77)	(6)	(0.11)
Acquisition related costs	96	1.34	—	0.00
Other – net	5	0.07	5	0.08
Total	$2,690	37.36%	$2,050	35.97%